Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events
21.	Subsequent events

On February 19, 2026, the Company, through a wholly-owned subsidiary, acquired 49% equity interest of Alborz LLC, Bear LLC, and Chief Mountain LLC (collectively, the “ABC Projects”) from Cipher Mining Technologies Inc.’s (“Cipher”). As part of the transaction, the Company also purchased an additional 6,840 mining rigs from Cipher. The Company issued 53,762,660 ADSs (806,439,900 Class A ordinary shares) to Cipher as consideration for the acquired equity interest and mining rigs, with the fair value of US$24,785 on the settlement date. The issued ADSs are subject to a lock-up period of six months.